Stockholders' equity - Share buyback (Details) R$ / shares in Units, $ / shares in Units, R$ in Millions, $ in Millions		3 Months Ended	6 Months Ended
	Apr. 01, 2021 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 BRL (R$)	Jun. 30, 2021 R$ / shares shares
Disclosure of classes of share capital [line items]
Repurchased shares will be cancelled after expiration	12 months
Value of shares acquired			$ 2,004	R$ 10,407
Common share
Disclosure of classes of share capital [line items]
Share buyback program, number of shares authorized to be repurchased	270,000,000
Total number of outstanding shares	5.30%
Number of shares repurchased		93,088,200	93,088,200		93,088,200
Repurchased shares average price | (per share)		$ 21.52	$ 21.52		R$ 111.79
Value of shares acquired | $		$ 2,004